Other income (expense)	12 Months Ended
Dec. 31, 2011
Other income (expense)
Other income (expense)

4.              Other income (expense)

	Years ended December 31,
(Millions of dollars)	2011	2010	2009
Investment and interest income	$85	$86	$98
Foreign exchange gains (losses)[1]	21	(55)	184
License fee income	80	54	49
Gains (losses) on sale of securities and affiliated companies	17	9	(2)
Impairment of available-for-sale securities	(5)	(3)	(12)
Miscellaneous income (loss)	(230)[2]	39	64
	$(32)	$130	$381

[1] Includes gains (losses) from foreign exchange derivative contracts.  See Note 3 for further details.

[2] Miscellaneous income (loss) in 2011 includes forward starting swap costs of $149 million (see Note 3) and bridge financing costs of $54 million (see Note 23), both related to the acquisition of Bucyrus.